UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2008

Date of reporting period:	May 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International SmallCap Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended May 31, 2008

Total Return for the 12 Months Ended May 31, 2008
Class A	Class B	Class C	Class I+	EAFE Small Cap Total Return Index[1]	MSCI Lipper International Small/ Mid-Cap Core Funds Average[2]
–12.37%	–13.02%	–13.02%	–12.12%	–11.55%	–7.83%

+Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

International small-cap stocks, as measured by the MSCI EAFE Small Cap Total Return Index, declined 11.55 percent over the 12-month period ended May 31, 2008. Globally, stock markets were volatile as the collapsing U.S. subprime mortgage market led to tightening credit conditions and a liquidity crisis. In turn, the pace of asset write-downs at major financial institutions holding mortgage loans and mortgage-related securities accelerated, raising questions about the stability of the banking sector. The U.S. Federal Open Market Committee (the "Fed") soothed some anxieties with its interest rate cuts and unprecedented policy measures to stimulate liquidity.

However, while the banking sector's problems were fairly contained to the U.S. and Western markets, investors began to worry increasingly about the health of the global economy. Global growth projections were dampened by a U.S. economy teetering on recession and rising inflation pressures throughout the world. With oil and food prices surging, the European Central Bank and Bank of England implemented some measures to stimulate liquidity in their economies, although neither acted as aggressively as the Fed. (Although by the end of the period, the Fed did signal a pause in its monetary easing.) Europe's economy appeared sluggish for the most part, but signs of stability emerged later in the period. The U.K., however, suffered from problems similar to those of the U.S.: namely, a slumping housing market, higher unemployment and overextended consumers. Japan also remained weak, following political turmoil in the fall of 2007 with the sudden resignation of Prime Minister Abe, a lack of visibility on its economy and a stronger yen.

In this environment, the international small-cap stock universe demonstrated a wide dispersion in sector returns during the period under review. The energy sector was the only sector with a positive return during the period, with a double-digit gain produced on the back of record-breaking oil prices. The consumer staples and materials sectors fell modestly, while the most lagging sectors were telecommunication services, financials and consumer discretionary.

Performance Analysis

All share classes of Morgan Stanley International SmallCap Fund underperformed the MSCI EAFE Small

Cap Total Return Index and the Lipper International Small/Mid-Cap Core Funds Average for the 12 months ended May 31, 2008, assuming no deduction of applicable sales charges.

The Fund's underperformance relative to the MSCI EAFE Small Cap Total Return Index was driven primarily by the consumer staples, consumer discretionary and energy sectors. Although an overweight allocation in the consumer staples sector benefited relative performance, stock selection there was a significant detractor. Similarly, the positive contribution of an underweight in the consumer discretionary sector was overwhelmed by the negative effect of stock selection in the sector. Further dampening relative performance was an underweight allocation in the energy sector.

Yet, other investments bolstered relative gains. In particular, stock selection in the industrials sector added to relative results. A significant underweight in the financials sector was another strong contributor, further aided by stock selection there. Finally, although an underweight position in the materials sector slightly detracted from relative gains, stock selection in the sector was beneficial to performance and more than compensated for that weakness. Within the materials sector, holdings in fertilizer and solar power stocks were notable contributors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 05/31/08
Premier Foods Plc	2.9%
Japan Secs Finance	2.7
Ariake Japan Co Ltd	2.4
Hikari Tsushin Inc	2.3
Davide Campari-Milano Sp	2.3
Saab Ab-B	2.3
Kerry Group Plc — A	2.2
The Yachiyo Bank Ltd	2.1
Britvic Plc	2.1
Doutor Nichires Holdings	2.0
TOP FIVE COUNTRIES as of 05/31/08
Japan	30.2%
United Kingdom	13.3
France	7.7
Norway	6.8
Switzerland	5.5

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities (including depositary receipts) of "small capitalization" companies located outside the United States. A company is considered to be a "small capitalization" company if it has a market capitalization of generally less than $5 billion at the time of purchase. The Fund invests in companies located in at least three countries outside the United States, and currently may invest more than 25 percent of its assets in securities of companies located in each of the United Kingdom and Japan. A company is considered to be located in a particular country if it (a) is organized under the laws of the country or has a principal office in that country, (b) has securities which are principally traded on a stock exchange in the country, (c) derives at least 50 percent of its revenues from goods produced or sold, investments made, or services performed in the country, or (d) maintains at least 50 percent of its assets in the country. The Fund may invest up to 10 percent of its assets in emerging market countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment––Class B
Over 10 Years

Average Annual Total Returns—Period Ended May 31, 2008
Symbol	Class A Shares* (since 07/28/97) ISMAX	Class B Shares** (since 07/29/94) ISMBX	Class C Shares† (since 07/28/97) ISMCX	Class I Shares†† (since 07/28/97 ISMDX
1 Year	(12.37)%[3] (16.97)[4]	(13.02)%[3] (16.04)[4]	(13.02)%[3] (13.62)[4]	(12.12)%[3] —
5 Years	17.59[3] 16.33[4]	16.63[3] 16.45[4]	16.72[3] 16.72[4]	17.81[3] —
10 Years	9.20[3] 8.61[4]	8.47[3] 8.47[4]	8.39[3] 8.39[4]	9.35[3] —
Since Inception	8.33[3] 7.79[4]	5.47[3] 5.47[4]	7.53[3] 7.53[4]	8.49[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I (formerly Class D) has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index is a free float-adjusted market capitalization index designed to measure the performance of over 900 securities of companies listed on the stock exchanges of countries in Europe, Australasia, and the Far East, including price performance and income from dividend payments. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The Index aims to capture 40% of the full market capitalization of the eligible small cap universe of companies of each country by industry. For periods prior to December 31, 2000, the Index's returns include those of the MSCI EAFE Small Cap Price Index. For periods from January 1, 2001 and beyond, the Index's returns reflect those of the Total Return (Net) Index which reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Small/Mid-Cap Core Funds Average tracks the performance of all funds in the Lipper International Small/Mid-Cap Core Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund is in the Lipper International Small/Mid-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on May 31, 2008.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/07 – 05/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	12/01/07	05/31/08	12/01/07 – 05/31/08
Class A
Actual (–4.70% return)	$1,000.00	$953.00	$8.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.05	$9.02
Class B
Actual (–5.07% return)	$1,000.00	$949.30	$12.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.30	$12.78
Class C
Actual (–5.01% return)	$1,000.00	$949.90	$12.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.30	$12.78
Class I@@
Actual (–4.57% return)	$1,000.00	$954.30	$7.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.30	$7.77

  @  Expenses are equal to the Fund's annualized expense ratios of 1.79%, 2.54%, 2.54% and 1.54% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 2.14%, 2.89%, 2.89% and 1.89% for Class A, Class B, Class C and Class I shares, respectively.

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%)
	Australia (5.4%)
	Apparel/Footwear
266,881	Pacific Brands Ltd.	$540,782
	Food: Major Diversified
328,664	Goodman Fielder Ltd.	549,742
	Hospital/Nursing Management
19,462	Ramsay Health Care Ltd.	204,248
	Packaged Software
529,065	Infomedia Ltd.	197,216
385,726	MYOB Ltd.	516,150
		713,366
	Total Australia	2,008,138
	Austria (0.5%)
	Electrical Products
6,294	Zumtobel AG	196,522
	Belgium (1.0%)
	Food: Specialty/Candy
8,965	Omega Pharma S.A.	375,320
	Cayman Islands (0.5%)
	Chemicals: Specialty
10,000	Yip's Chemical Holdings Ltd.	6,868
	Semiconductors
2,822,000	Solomon Systech International Ltd.	162,726
	Total Cayman Islands	169,594
	Denmark (2.6%)
	Beverages: Alcoholic
1,550	Royal Unibrew A/S	174,575
	Food: Specialty/Candy
5,224	Danisco A/S	406,414
	Multi-Line Insurance
2,296	Topdanmark A/S (a)	392,683
	Total Denmark	973,672

NUMBER OF SHARES		VALUE
	Finland (3.1%)
	Engineering & Construction
9,863	YIT Oyj	$289,700
	Food: Specialty/Candy
25,657	HKScan Oyj	383,191
	Major Telecommunications
21,122	Elisa Oyj	470,561
	Total Finland	1,143,452
	France (7.7%)
	Aerospace & Defense
4,778	Zodiac S.A.	253,105
	Electrical Products
1,558	Nexans S.A.	212,547
7,898	Saft Groupe S.A. (a)	372,672
		585,219
	Financial Publishing/Services
7,537	GL Trade S.A.	413,915
	Information Technology Services
61,244	Bull S.A. (a)	269,642
	Miscellaneous Commercial Services
10,090	Teleperformance	427,284
	Pharmaceuticals: Other
7,693	Ipsen S.A.	516,673
	Real Estate Investment Trusts
2,566	ICADE	371,259
	Total France	2,837,097
	Germany (3.1%)
	Aerospace & Defense
15,197	MTU Aero Engines Holding AG	656,792
	Chemicals: Agricultural
589	K+S AG	276,128
	Internet Software/Services
2,901	SCS Standard Computersysteme (a)(b)	0

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2008 continued

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts
10,809	Alstria Office REIT-AG (a)	$193,384
	Total Germany	1,126,304
	Ireland (5.3%)
	Containers/Packaging
7,925	Smurfit Kappa Group PLC	80,757
	Food: Meat/Fish/Dairy
86,283	Glanbia PLC	649,022
	Food: Specialty/Candy
27,323	Kerry Group PLC (A Shares)	824,646
	Industrial Conglomerates
16,459	DCC PLC	382,809
	Total Ireland	1,937,234
	Italy (4.7%)
	Auto Parts: O.E.M.
22,725	Sogefi S.p.A.	116,757
	Beverages: Alcoholic
90,271	Davide Campari-Milano S.p.A.	853,866
	Electrical Products
12,478	Prysmian S.p.A.	330,013
	Electronic Components
6,507	SAES Getters S.p.A.	174,727
	Industrial Machinery
27,645	Interpump Group S.p.A.	269,878
	Total Italy	1,745,241
	Japan (30.2%)
	Computer Peripherals
116	Wacom Co., Ltd.	286,094
	Construction Materials
86,000	Sumitomo Osaka Cement Co., Ltd.	197,420
	Electric Utilities
10,600	Okinawa Electric Power Company, Inc. (The)	494,707

NUMBER OF SHARES		VALUE
	Electrical Products
8,400	Mabuchi Motor Co., Ltd.	$450,996
	Electronic Components
21,700	Yamaichi Electronics Co., Ltd.	77,809
	Electronic Equipment/ Instruments
40	Osaki Engineering Co., Ltd.	100,930
	Electronic Production Equipment
13,100	Miraial Co., Ltd.	400,133
22,900	Shinkawa Ltd.	325,840
		725,973
	Electronics/Appliance Stores
24,000	Hikari Tsushin, Inc.	862,834
	Electronics/Appliances
7,300	Nihon Trim Co., Ltd.	227,822
	Finance/Rental/Leasing
189,100	APLUS Co., Ltd. (a)	190,140
12,300	Fuyo General Lease Co., Ltd.	365,196
44,000	Jaccs Co., Ltd. (a)	128,135
106,800	Japan Securities Finance Co., Ltd.	981,685
		1,665,156
	Food: Meat/Fish/Dairy
57,000	Snow Brand Milk Products Co., Ltd.	167,615
	Food: Specialty/Candy
54,700	Ariake Japan Co., Ltd.	900,251
	Household/Personal Care
15,900	Milbon Co., Ltd.	315,225
	Industrial Specialties
22,600	Nihon Micro Coating Co., Ltd.	50,808
	Medical Specialties
4,300	Nakanishi Inc.	458,879
	Miscellaneous Commercial Services
26,500	Atrium Co., Ltd.	409,993

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2008 continued

NUMBER OF SHARES		VALUE
	Miscellaneous Manufacturing
34,000	Takuma Co., Ltd.	$107,399
	Movies/Entertainment
20,900	TOEI ANIMATION CO., LTD.	423,274
	Pharmaceuticals: Other
13,900	Tsumura & Co.	342,819
	Real Estate Development
4,400	Daibiru Corp.	50,461
410	Sun Frontier Fudousan Co., Ltd.	408,367
		458,828
	Regional Banks
173	The Yachiyo Bank, Ltd.	792,630
24,700	Tokyo Tomin Bank, Ltd. (The)	522,491
		1,315,121
	Restaurants
43,300	DOUTOR NICHIRES Holdings Co., Ltd.	735,221
	Wireless Telecommunications
218	OKINAWA CELLULAR TELEPHONE COMPANY	372,225
	Total Japan	11,147,399
	Netherlands (2.6%)
	Building Products
28,993	Wavin NV	350,471
	Electronic Equipment/ Instruments
2,431	Smartrac NV (a)	84,150
	Industrial Machinery
5,534	Advanced Metallurgical Group NV (a)	533,788
	Total Netherlands	968,409
	New Zealand (0.8%)
	Discount Stores
45,539	Warehouse Group Ltd. (The)	189,115

NUMBER OF SHARES		VALUE
	Medical Specialties
64,315	Fisher & Paykel Healthcare Corporation Ltd.	$120,946
	Total New Zealand	310,061
	Norway (6.8%)
	Agricultural Commodities/Milling
23,052	Cermaq ASA	295,851
	Biotechnology
105,875	Pronova BioPharma AS (a)	358,891
	Contract Drilling
6,506	Fred. Olsen Energy ASA	411,756
	Oil & Gas Production
24,908	Revus Energy ASA (a)	425,822
	Oilfield Services/Equipment
28,210	TGS Nopec Geophysical Company ASA (a)	447,172
	Publishing: Newspapers
16,270	Schibsted ASA	559,485
	Total Norway	2,498,977
	Spain (0.5%)
	Pulp & Paper
8,956	Miquel y Costas & Miquel, S.A.	162,322
	Sweden (4.9%)
	Aerospace & Defense
29,896	Saab AB (B Shares)	837,018
	Electronic Production Equipment
53,514	Micronic Laser Systems AB (a)	258,629
	Medical Specialties
28,141	Elekta AB (B Shares)	505,323
	Pulp & Paper
24,813	Billerud Aktiebolag	222,265
	Total Sweden	1,823,235
	Switzerland (5.5%)
	Building Products
3,685	Schindler Holding AG (Participation Certificates)	297,522

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2008 continued

NUMBER OF SHARES		VALUE
	Electronic Components
715	Lem Holding SA (Registered Shares)	$219,525
	Industrial Specialties
476	sia Abrasives Holding AG (Registered Shares)	178,115
	Medical Specialties
4,266	Coltene Holding AG	360,190
	Pharmaceuticals: Major
1,973	Galenica AG (Registered Shares)	702,310
	Trucks/Construction/ Farm Machinery
1,097	Bucher Industries AG (Registered Shares)	287,078
	Total Switzerland	2,044,740
	United Kingdom (13.3%)
	Aerospace & Defense
95,672	Meggitt PLC	461,474
	Beverages: Non-Alcoholic
122,983	Britvic PLC	762,523
	Biotechnology
114,994	Ark Therapeutics Group PLC (a)	202,735
	Casino/Gaming
48,245	William Hill PLC	362,205
	Finance/Rental/Leasing
62,189	Cattles PLC	225,131
	Food: Specialty/Candy
428,865	Premier Foods PLC	1,055,554
	Industrial Machinery
15,746	Spirax-Sarco Engineering PLC	356,829
	Miscellaneous Manufacturing
31,980	IMI PLC	324,982
	Restaurants
95,250	Luminar Group Holdings PLC	601,893

NUMBER OF SHARES		VALUE
	Trucking
94,366	Wincanton PLC	$557,051
	Total United Kingdom	4,910,377
	Total Common Stocks (Cost $37,128,124)	36,378,094
	Preferred Stock (1.0%)
	Germany
	Industrial Machinery
12,346	Sartorius AG (Cost $147,657)	381,263
	Rights (0.1%)
	United Kingdom
	Finance/Rental/Leasing
17,663	CATTLES PLC (Cost $0) (a)	18,894
Total Investments (Cost $37,275,781) (c)	99.6%	36,778,251
Other Assets in Excess of Liabilities	0.4	155,769
Net Assets	100.0%	$36,934,020

  (a)  Non-income producing security.

  (b)  Security with a total market value of $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (c)  The aggregate cost for federal income tax purposes is $37,699,952. The aggregate gross unrealized appreciation is $ 5,234,240 and the aggregate gross unrealized depreciation is $6,155,941, resulting in net unrealized depreciation of $921,701.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2008 continued

Forward Foreign Currency Contracts Open at May 31, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	7,300		$6,965	06/02/08	$(39)
EUR	13,500		$20,967	06/02/08	(36)
	$670	JPY	70,587	06/02/08	0
NOK	87,000		$17,069	06/02/08	22
SEK	79,000		$13,137	06/02/08	(28)
	$44,593	GBP	22,609	06/03/08	192
Net Unrealized Appreciation					$111

Currency Abbreviations:

GBP   British Pound.

EUR   Euro.

JPY   Japanese Yen.

NOK   Norwegian Krone.

SEK   Swedish Krona.

CHF   Swiss Franc.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Summary of Investments  ■  May 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Food: Specialty/Candy	$3,945,376	10.7%
Aerospace & Defense	2,208,389	6.0
Finance/Rental/Leasing	1,909,181	5.2
Electrical Products	1,562,750	4.2
Industrial Machinery	1,541,758	4.2
Medical Specialties	1,445,338	3.9
Restaurants	1,337,114	3.6
Regional Banks	1,315,121	3.6
Beverages: Alcoholic	1,028,441	2.8
Electronic Production Equipment	984,602	2.7
Electronics/Appliance Stores	862,834	2.3
Pharmaceuticals: Other	859,492	2.3
Miscellaneous Commercial Services	837,277	2.3
Food: Meat/Fish/Dairy	816,637	2.2
Beverages: Non-Alcoholic	762,523	2.1
Packaged Software	713,366	1.9
Pharmaceuticals: Major	702,310	1.9
Building Products	647,993	1.8
Real Estate Investment Trusts	564,643	1.5
Biotechnology	561,626	1.5
Publishing: Newspapers	559,485	1.5
Trucking	557,051	1.5
Food: Major Diversified	549,742	1.5
Apparel/Footwear	540,782	1.5
Electric Utilities	494,707	1.4
Electronic Components	472,061	1.3
Major Telecommunications	470,561	1.3
Real Estate Development	458,828	1.3
Oilfield Services/Equipment	447,172	1.2
Miscellaneous Manufacturing	432,381	1.2
Oil & Gas Production	425,822	1.2
Movies/Entertainment	423,274	1.2

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Financial Publishing/ Services	$413,915		1.1%
Contract Drilling	411,756		1.1
Multi-Line Insurance	392,683		1.1
Pulp & Paper	384,587		1.1
Industrial Conglomerates	382,809		1.0
Wireless Telecommunications	372,225		1.0
Casino/Gaming	362,205		1.0
Household/Personal Care	315,225		0.9
Agricultural Commodities/ Milling	295,851		0.8
Engineering & Construction	289,700		0.8
Trucks/Construction/Farm Machinery	287,078		0.8
Computer Peripherals	286,094		0.8
Chemicals: Agricultural	276,128		0.8
Information Technology Services	269,642		0.7
Industrial Specialties	228,923		0.6
Electronics/Appliances	227,822		0.6
Hospital/Nursing Management	204,248		0.6
Construction Materials	197,420		0.5
Discount Stores	189,115		0.5
Electronic Equipment/ Instruments	185,080		0.5
Semiconductors	162,726		0.4
Auto Parts: O.E.M.	116,757		0.3
Containers/Packaging	80,757		0.2
Chemicals: Specialty	6,868		0.0
	$36,778,251	‡‡	100.0%

  ‡‡  Does not include open forward foreign currency contracts with net unrealized appreciation of $111.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2008

Assets:
Investments in securities, at value (cost $37,275,781)	$36,778,251
Unrealized appreciation on open forward foreign currency contracts	214
Receivable for:
Dividends	194,514
Investments sold	171,894
Foreign withholding taxes reclaimed	46,147
Dividends from affiliate	639
Prepaid expenses and other assets	210,913
Total Assets	37,402,572
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	103
Payable for:
Shares of beneficial interest redeemed	213,201
Investment advisory fee	36,775
Distribution fee	15,694
Transfer agent fee	9,224
Administration fee	2,618
Investments purchased	2,274
Payable to bank	90,573
Accrued expenses and other payables	98,090
Total Liabilities	468,552
Net Assets	$36,934,020
Composition of Net Assets:
Paid-in-capital	$35,408,948
Net unrealized depreciation	(499,391)
Accumulated undistributed net investment income	16,957
Accumulated undistributed net realized gain	2,007,506
Net Assets	$36,934,020
Class A Shares:
Net Assets	$21,806,991
Shares Outstanding (unlimited authorized, $.01 par value)	2,618,740
Net Asset Value Per Share	$8.33
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$8.79
Class B Shares:
Net Assets	$10,275,784
Shares Outstanding (unlimited authorized, $.01 par value)	1,384,879
Net Asset Value Per Share	$7.42
Class C Shares:
Net Assets	$2,022,218
Shares Outstanding (unlimited authorized, $.01 par value)	274,754
Net Asset Value Per Share	$7.36
Class I Shares@@:
Net Assets	$2,829,027
Shares Outstanding (unlimited authorized, $.01 par value)	336,043
Net Asset Value Per Share	$8.42

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements continued

Statement of Operations

For the year ended May 31, 2008

Net Investment Income: Income
Dividends (net of $100,476 foreign withholding tax)	$1,176,370
Dividends from affiliates	13,008
Total Income	1,189,378
Expenses
Investment advisory fee	490,747
Distribution fee (Class A shares)	69,864
Distribution fee (Class B shares)	153,602
Distribution fee (Class C shares)	28,730
Transfer agent fees and expenses	91,075
Custodian fees	85,970
Professional fees	70,484
Shareholder reports and notices	51,841
Registration fees	44,743
Administration fee	41,326
Trustees' fees and expenses	1,167
Other	29,300
Total Expenses	1,158,849
Less: amounts waived/reimbursed	(106,200)
Less: expense offset	(413)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(309)
Net Expenses	1,051,927
Net Investment Income	137,451
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments	7,536,928
Foreign exchange transactions	61,908
Net Realized Gain	7,598,836
Change in Unrealized Appreciation/Depreciation on:
Investments	(16,014,776)
Net translation of forward foreign currency contracts and other assets and liabilities denominated in foreign currencies	916
Net Change in Unrealized Appreciation/Depreciation	(16,013,860)
Net Loss	(8,415,024)
Net Decrease	$(8,277,573)

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED MAY 31, 2008	FOR THE YEAR ENDED MAY 31, 2007
Increase (Decrease) in Net Assets: Operations:
Net investment income	$137,451	$219,175
Net realized gain	7,598,836	13,522,853
Net change in unrealized appreciation/depreciation	(16,013,860)	(2,306,488)
Net Increase (Decrease)	(8,277,573)	11,435,540
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(82,427)	(505,663)
Class B shares	—	(95,208)
Class C shares	—	(33,813)
Class I shares@@	(25,762)	(157,961)
Net realized gain
Class A shares	(7,460,808)	(9,270,808)
Class B shares	(4,318,025)	(6,785,190)
Class C shares	(802,096)	(1,166,721)
Class I shares@@	(1,151,946)	(2,478,027)
Total Dividends and Distributions	(13,841,064)	(20,493,391)
Net increase (decrease) from transactions in shares of beneficial interest	(11,016,935)	1,634,082
Net Decrease	(33,135,572)	(7,423,769)
Net Assets:
Beginning of period	70,069,592	77,493,361
End of Period (Including accumulated undistributed net investment income of $16,957 and dividends in excess of net investment income $143,178, respectively)	$36,934,020	$70,069,592

@@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2008

1. Organization and Accounting Policies

Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2008 continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2008 continued

gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on November 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended May 31, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of the daily net assets not exceeding $1.5 billion and 0.90% to the portion of the daily net assets in excess of $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2008 continued

As compensation for its services provided pursuant to Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $184,986 for the year ended May 31, 2008.

The Investment Adviser has voluntarily agree to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) through June 30, 2009, by assuming the Fund's "other expenses" and/or waiving the Fund's investment advisory fees, and the Fund's Administrator has agreed to waive the administrative fees, to the extent such operating expenses exceed 1.55% of the average net assets of the Fund on an annualized basis.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,782,519 at May 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended May 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2008 continued

The Distributor has informed the Fund that for the year ended May 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $20,832 and $100, respectively and received $1,191 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the year ended May 31, 2008, advisory fees paid were reduced by $309 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as interest from affiliate in the Statement of Operations and totaled $13,008 for the year ended May 31, 2008. During the year ended May 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Fund Money Market Portfolio aggregated $14,727,598 and $15,028,042, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2008 aggregated $26,125,010 and $50,431,611, respectively. Included in the aforementioned transactions are purchases and sales of $374,754 and $256,542, respectively, with other Morgan Stanley Funds, including realized losses of $18,128.

For the year ended May 31, 2008, the Fund incurred brokerage commissions of $16 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2008 continued

5. Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MAY 31, 2008		FOR THE YEAR ENDED MAY 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	365,435	$4,011,882	136,458	$1,849,140
Conversion from Class B	143,549	1,612,072	130,137	1,792,829
Reinvestment of dividends and distributions	848,665	7,009,972	737,904	9,009,810
Redeemed	(1,385,026)	(14,241,781)	(618,736)	(8,676,072)
Net increase (decrease) — Class A	(27,377)	(1,607,855)	385,763	3,975,707
CLASS B SHARES
Sold	13,226	179,425	55,795	715,929
Conversion to Class A	(157,055)	(1,612,072)	(139,566)	(1,792,829)
Reinvestment of dividends and distributions	554,691	4,093,621	551,635	6,250,024
Redeemed	(804,096)	(7,265,492)	(610,130)	(8,109,223)
Net decrease — Class B	(393,234)	(4,604,518)	(142,266)	(2,936,099)
CLASS C SHARES
Sold	1,662	25,091	7,246	89,800
Reinvestment of dividends and distributions	104,536	765,202	99,307	1,119,188
Redeemed	(146,149)	(1,305,608)	(98,766)	(1,285,022)
Net increase (decrease) — Class C	(39,951)	(515,315)	7,787	(76,034)
CLASS I SHARES@@
Sold	18,640	204,059	16,218	226,700
Reinvestment of dividends and distributions	131,153	1,093,813	174,933	2,153,429
Redeemed	(500,647)	(5,587,119)	(119,857)	(1,709,621)
Net increase (decrease) — Class I	(350,854)	(4,289,247)	71,294	670,508
Net increase (decrease) in Fund	(811,416)	$(11,016,935)	322,578	$1,634,082

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  †  On July 30, 2004, the Fund suspended the offering of its shares to new investors. The Fund may recommence offering its shares to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management..

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2008 continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED MAY 31, 2008	FOR THE YEAR ENDED MAY 31, 2007
Ordinary income	$807,928	$3,119,615
Long-term capital gains	13,033,136	17,373,776
Total distributions	$13,841,064	$20,493,391

As of May 31, 2008, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$488,790
Undistributed long-term gains	1,964,956
Net accumulated earnings	2,453,746
Post-October losses	(4,482)
Temporary differences	(630)
Net unrealized depreciation	(923,562)
Total accumulated earnings	$1,525,072

As of May 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs").

Permanent differences, due to foreign currency gains and tax adjustments on PFICs sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at May 31, 2008:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$130,873	$(130,873)	—

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2008 continued

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2008, investments in securities of issuers in Japan and United Kingdom represented 30.2% and 13.4% respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

9. Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

10. Fund Liquidation

On April 25, 2008, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, pursuant to which substantially all of the assets of the Fund would be liquidated, known liabilities of the Fund satisfied and the remaining proceeds distributed to the Fund's shareholders (the "Liquidation"). On July 16, 2008, at a special meeting of shareholders, the shareholders of the Fund approved the liquidation. The Fund is scheduled to liquidate on July 30, 2008.

Morgan Stanley International SmallCap Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MAY 31,
	2008		2007		2006		2005	2004
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.29		$15.57		$15.39		$13.47	$9.12
Income (loss) from investment operations:
Net investment income(1)	0.06		0.08		0.04		0.09	0.04
Net realized and unrealized gain (loss)	(1.73)		2.35		3.46		2.26	4.31
Total income (loss) from investment operations	(1.67)		2.43		3.50		2.35	4.35
Less dividends and distributions from:
Net investment income	(0.04)		(0.24)		(0.14)		(0.10)	–
Net realized gain	(3.25)		(4.47)		(3.18)		(0.33)	–
Total dividends and distributions	(3.29)		(4.71)		(3.32)		(0.43)	–
Net asset value, end of period	$8.33		$13.29		$15.57		$15.39	$13.47
Total Return(2)	(12.37)%		18.30%		25.01%		17.47%	47.70%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.80	%(4)(5)	1.80	%(4)(5)	1.80	%(4)	1.81%	2.03%
Net investment income	0.50	%(4)(5)	0.57	%(4)(5)	0.23	%(4)	0.58%	0.32%
Supplemental Data:
Net assets, end of period, in thousands	$21,807		$35,161		$35,197		$33,179	$4,109
Portfolio turnover rate	50%		39%		40%		33%	52%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
May 31, 2008	2.01%	0.29%
May 31, 2007	1.93	0.44
May 31, 2006	1.89	0.12

  (5)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE YEAR ENDED MAY 31,
	2008		2007		2006		2005		2004
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.29		$14.66		$14.64		$12.85		$8.79
Income (loss) from investment operations:
Net investment loss(1)	(0.03)		(0.03)		(0.09)		(0.02)		(0.05)
Net realized and unrealized gain (loss)	(1.59)		2.19		3.29		2.14		4.11
Total income (loss) from investment operations	(1.62)		2.16		3.20		2.12		4.06
Less dividends and distributions from:
Net investment income	–		(0.06)		–		(0.00	)(4)	–
Net realized gain	(3.25)		(4.47)		(3.18)		(0.33)		–
Total dividends and distributions	(3.25)		(4.53)		(3.18)		(0.33)		–
Net asset value, end of period	$7.42		$12.29		$14.66		$14.64		$12.85
Total Return(2)	(13.02)%		17.44%		24.01%		16.55%		46.19%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.55	%(5)(6)	2.55	%(5)(6)	2.55	%(5)	2.57%		2.79%
Net investment loss	(0.25	)%(5)(6)	(0.18	)%(5)(6)	(0.52	)%(5)	(0.18)%		(0.44)%
Supplemental Data:
Net assets, end of period, in thousands	$10,276		$21,854		$28,148		$37,970		$61,055
Portfolio turnover rate	50%		39%		40%		33%		52%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Distribution of investment income of less than $0.005.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2008	2.76%	(0.46)%
May 31, 2007	2.68	(0.31)
May 31, 2006	2.64	(0.63)

  (6)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE YEAR ENDED MAY 31,
	2008		2007		2006		2005	2004
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.22		$14.66		$14.62		$12.84	$8.78
Income (loss) from investment operations:
Net investment loss(1)	(0.03)		(0.02)		(0.06)		(0.01)	(0.04)
Net realized and unrealized gain (loss)	(1.58)		2.18		3.28		2.15	4.10
Total income (loss) from investment operations	(1.61)		2.16		3.22		2.14	4.06
Less dividends and distributions from:
Net investment income	–		(0.13)		–		(0.03)	–
Net realized gain	(3.25)		(4.47)		(3.18)		(0.33)	–
Total dividends and distributions	(3.25)		(4.60)		(3.18)		(0.36)	–
Net asset value, end of period	$7.36		$12.22		$14.66		$14.62	$12.84
Total Return(2)	(13.02)%		17.36%		24.40%		16.62%	46.24%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.55	%(4)(5)	2.54	%(4)(5)	2.37	%(4)	2.46%	2.79%
Net investment loss	(0.25	)%(4)(5)	(0.17	)%(4)(5)	(0.34	)%(4)	(0.07)%	(0.44)%
Supplemental Data:
Net assets, end of period, in thousands	$2,022		$3,847		$4,499		$5,469	$4,896
Portfolio turnover rate	50%		39%		40%		33%	52%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2008	2.76%	(0.46)%
May 31, 2007	2.67	(0.30)
May 31, 2006	2.46	(0.45)

  (5)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE YEAR ENDED MAY 31,
	2008		2007		2006		2005	2004
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$13.41		$15.67		$15.45		$13.50	$9.14
Income (loss) from investment operations:
Net investment income(1)	0.06		0.12		0.08		0.12	0.08
Net realized and unrealized gain (loss)	(1.73)		2.37		3.47		2.27	4.28
Total income (loss) from investment operations	(1.67)		2.49		3.55		2.39	4.36
Less dividends and distributions from:
Net investment loss	(0.07)		(0.28)		(0.15)		(0.11)	–
Net realized gain	(3.25)		(4.47)		(3.18)		(0.33)	–
Total dividends and distributions	(3.32)		(4.75)		(3.33)		(0.44)	–
Net asset value, end of period	$8.42		$13.41		$15.67		$15.45	$13.50
Total Return(2)	(12.12)%		18.53%		25.28%		17.75%	47.70%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.55	%(4)(5)	1.55	%(4)(5)	1.55	%(4)	1.57%	1.79%
Net investment income	0.75	%(4)(5)	0.82	%(4)(5)	0.48	%(4)	0.82%	0.56%
Supplemental Data:
Net assets, end of period, in thousands	$2,829		$9,208		$9,648		$35,191	$42,989
Portfolio turnover rate	50%		39%		40%		33%	52%

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
May 31, 2008	1.76%	0.54%
May 31, 2007	1.68	0.69
May 31, 2006	1.64	0.37

  (5)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International SmallCap Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International SmallCap Fund (the "Fund"), including the portfolio of investments, as of May 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International SmallCap Fund as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 28, 2008

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

Kevin Klingert (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Dennis F. Shea (55) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended May 31, 2008. The Fund designated and paid $13,033,136 as a long-term capital gain distribution.

For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended May 31, 2008. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $1,264,477 as taxable at this lower rate. For non-U.S. residents, the Fund may designate up to a maximum of $699,739 as qualifying as short-term capital gain dividends.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
International
SmallCap Fund

Annual Report

May 31, 2008

ISMANN
IU08-03824P-Y05/08

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2008

	Registrant			Covered Entities(1)
Audit Fees		$44,175		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$4,336,000	(2)
Tax Fees		$6,798	(3)	$762,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$6,798		$5,098,000

Total		$50,973		$5,098,000

2007

	Registrant			Covered Entities(1)
Audit Fees		$43,400		N/A

Non-Audit Fees
Audit-Related Fees		$531	(2)	$4,836,000	(2)
Tax Fees		$6,880	(3)	$621,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,411		$5,457,000

Total		$50,811		$5,457,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.  Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.  Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.  Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.  Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.  Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.  All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.  Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.  Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.  Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)     See table above.

(h)     The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008